UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of Registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio  43215

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date oreporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Adirondack Small Cap Fund

ADKSX

SEMI-ANNUAL REPORT

September 30, 2022

(UNAUDITED)

THE ADIRONDACK SMALL CAP FUND

MANAGERS COMMENTARY

SEPTEMBER 30, 2022 (UNAUDITED)

Dear Fellow Shareholders,

During the six months ended September 30, 2022, The Adirondack Small Cap Fund (ADKSX) declined by 18.34% compared to the iShares® Russell 2000 Value ETF (IWN), a small cap competitor of the Fund, which declined 19.26% during the same period.*  On September 30th, the Fund’s portfolio held 49 positions, with the top ten holdings representing 36.18% of Fund assets. The Fund remains overweight in the Technology, Energy, Materials, and Consumer Staples Sectors, and meaningfully underweight in the Real Estate, Healthcare, and Financials Sectors. Annualized portfolio turnover was lower than usual at 25.01%, as we saw no need to make significant changes to the portfolio.  As we have mentioned before, being out of step with an index is okay (especially when industry valuations tend to disperse as we are starting to see).

Despite the constant barrage of negative headlines, Q3 earnings reports are coming in better than expected. The S&P 500 collectively reported modest year-over-year profit growth on high single-digit revenue growth. Risk assets remain volatile in response to supply chain challenges, rapid rate increases, and dollar strength. The credit-sensitive small cap value space is holding its own fundamentally, though we remain concerned about widening spreads. However, the largest U.S. banks have reported relatively good credit quality, which suggests no fundamental basis for the recent spread widening. The market was relieved, setting the tone for an October rally that has helped erase some of the year-to-date losses.

Stock selection within Industrials and Energy drove the Fund's six-month (4/1/22-9/30/22) outperformance.  Construction consulting company Hill International, Inc. (as of 09/30/2022 HIL represented 0.98% of the portfolio) accepted a bid to be taken private. Not the most ideal offer but given some of the company's recent challenges the outcome was better than feared. Ardmore Shipping Corp. (as of 09/30/2022 ASC represented 2.09% of the portfolio) has risen sharply on the anticipated benefits from the Russian sanctions. Since September 30, 2022, we have been pairing this position as investor infatuation with shipping stocks can often be short-lived. Both stocks more than doubled during the period. Detracting from performance were Apparel and Healthcare holdings.  The Fund’s Under Armour, Hanesbrands, and Wolverine World Wide positions struggled amid worries that inflation-pinched U.S. consumers would reduce nonessential purchases (as of 09/30/2022 UAA, HBI, and WWW represented 1.14%, 1.76%, and 1.09% of the portfolio, respectively). In the meantime, these companies continue to invest, keeping brands like Under Armour, Champion, Hanes, Merrill, and Saucony fresh and relevant to consumers. Scale and better access to capital puts them in a solid position to weather a downturn and outlast the newly minted apparel brand upstarts. We continue to

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THE ADIRONDACK SMALL CAP FUND

MANAGERS COMMENTARY (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

opportunistically add to the Fund’s apparel holdings as concerns over short-term issues have driven this industry's valuations to lows not seen since the 2008/09 recession. The Fund’s Healthcare stocks also struggled to find a footing in the post-pandemic environment. Positive developments in all three of the Fund’s Healthcare holdings give us confidence that the poor relative performance will be short-lived.

We initiated a couple of new positions recently. We bought Tronox (as of 09/30/2022 TROX represented 0.71% of the portfolio), a vertically integrated producer of TiO2 (titanium dioxide), zircon, and other mineral sands. Private equity reportedly made an opportunistic bid last year that was materially higher than where TROX currently trades. The benefits of vertical integration, investments in efficiency, and an improved industry structure should serve Tronox well in an inflationary environment. We also bought Virtu Financial (as of 09/30/2022 VIRT represented 1.04% of the portfolio), a market maker in various asset classes with U.S. equity trading considered its bread and butter. In October 2019, all the top broker-dealers began commission-free trading for retail clients. That move has broadened market participation and benefited the market makers, like Virtu, who purchase trading volume from brokers. While the SEC looked into possibly eliminating “Payment for Order Flow” due to the Robinhood/Meme stock fiasco, they recently signaled against taking action. We think that VIRT can earn returns in various market conditions and, for that reason, is an excellent risk/reward.

When discounting future cash flows, the Fund’s opportunity set (small-cap value) is cheaper than any asset class in the U.S. equity market. We look forward to better days ahead with a concentrated portfolio of high-conviction ideas. Thank you for your support and investment. For the most up-to-date information on your investment, please visit www.adirondackfunds.com.

Regards,

Matt Reiner, CFA®

Greg Roeder, CFA®

Portfolio Manager

Portfolio Manager

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THE ADIRONDACK SMALL CAP FUND

MANAGERS COMMENTARY (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

*Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 888-686-2729, or visiting www.adirondackfunds.com.

Per the prospectus, the Fund’s gross annual operating expense ratio is 1.43%. The Advisor has contractually agreed to waive fees or reimburse the Fund to the extent necessary to maintain the Fund’s total annual operating expenses at 1.48% until August 1, 2023, subject to termination by the Fund on 60 days’ written notice.

Important Risk Information

The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Additionally, value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market.

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-888-686-2729, or visiting www.adirondackfunds.com. Read it carefully before investing.

The iShares® Russell 2000 Value ETF (IWN) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.

The S&P 500 Index is a market value-weighted index of 500 stocks seen as indicators of U.S. equities and reflects large cap performance.  You cannot invest directly in an index.

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THE ADIRONDACK SMALL CAP FUND

TOP TEN HOLDINGS, as a Percentage of the Fund’s Net Assets

SEPTEMBER 30, 2022 (UNAUDITED)

1.	LSI Industries, Inc.	5.26%
2.	Conduent, Inc.	3.94%
3.	CNO Financial Group, Inc.	3.76%
4.	O-I Glass, Inc.	3.73%
5.	Trustco Bank Corp. NY	3.61%
6.	Celestica, Inc. (Canada)	3.42%
7.	Tiptree, Inc. Class A	3.19%
8.	Genworth Financial, Inc. Class A	3.15%
9.	CNX Resources Corp.	3.10%
10.	Antero Resources Corp.	3.02%

* Excludes Fund's Short-Term Investment positions.

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THE ADIRONDACK SMALL CAP FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Information Technology 20.77%
Materials 7.22%
Money Market Fund 5.21%
Real Estate Investment Trust 1.37%
Utilities 2.90%
Consumer Discretionary 7.62%
Consumer Staples 5.54%
Energy 8.21%
Financials 25.35%
Health Care 4.72%
Industrials 11.09%

Sectors are categorized using Global Industry Classification Standard (GICS®) classifications.

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THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 93.55%

Accident & Health Insurance - 3.76%
61,980	CNO Financial Group, Inc.	$ 1,113,781

Agriculture Production - Crops - 2.12%
85,833	Dole PLC (Ireland)	626,581

Agriculture Production - Livestock & Animal Specialties - 1.76%
9,383	Cal-Maine Foods, Inc.	521,601

Apparel & Other Finished Products of Fabrics & Similar Material - 1.14%
50,780	Under Armour, Inc. Class A *	337,687

Bakery Products - 0.27%
3,444	Hostess Brands, Inc. Class A *	80,039

Business Services - 3.94%
348,939	Conduent, Inc. *	1,165,456

Computer Communications Equipment - 1.16%
25,975	A10 Networks, Inc.	344,688

Construction Special Trade Contractors - 1.14%
81,567	Matrix Service Co. *	337,687

Crude Petroleum & Natural Gas - 6.12%
29,300	Antero Resources Corp. *	894,529
59,124	CNX Resources Corp. *	918,196
		1,812,725
Cutlery, Handtools & General Hardware - 1.15%
45,147	Hillman Solutions Corp. Class A *	340,408

Deep Sea Foreign Transportation of Freight - 2.10%
67,994	Ardmore Shipping Corp. (Bermuda) *	620,785

Electric Lighting & Wiring Equipment - 5.26%
202,577	LSI Industries, Inc.	1,557,817

Electric & Other Services Combined - 2.09%
12,392	Allete, Inc.	620,220

Electrical Industrial Apparatus - 1.62%
111,478	Graftech International Ltd.	480,470

The accompanying notes are an integral part of these financial statements.

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THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS (CONTINUED) - 93.55%

Fire, Marine & Casualty Insurance - 6.12%
175,059	SiriusPoint Ltd. (Bermuda) *	$ 866,542
87,778	Tiptree, Inc. Class A	944,491
		1,811,033
Footwear, (No Rubber) - 1.09%
20,907	Wolverine World Wide, Inc.	321,759

Glass Containers - 3.73%
85,245	O-I Glass, Inc. *	1,103,923

Household Audio & Video Equipment - 1.38%
33,599	Knowles Corp. *	408,900

Industrial Inorganic Chemicals - 0.99%
17,200	Tronox Holdings PLC Class A (United Kingdom)	210,700
94,919	Venator Materials PLC (United Kingdom) *	83,529
		294,229
Life Insurance - 5.65%
266,306	Genworth Financial, Inc. Class A *	932,071
4,346	National Western Life Group, Inc. Class A *	742,297
		1,674,368
Meat Packing Plants - 1.40%
122	Seaboard Corp.	415,125

Metal Mining - 1.50%
33,000	Cleveland Cliffs, Inc. *	444,510

Plastics, Foil & Coated Paper Bags - 1.00%
33,965	Pactiv Evergreen, Inc.	296,514

Printed Circuit Boards - 5.31%
120,500	Celestica, Inc. (Canada) *	1,013,405
12,100	Sanmina Corp. *	557,568
		1,570,973
Retail-Apparel & Accessory Stores - 1.77%
75,126	Hanesbrands, Inc.	522,877

Retail-Miscellaneous Retail - 1.42%
54,495	EZCORP, Inc. Class A *	420,156

Retail-Women's Clothing Stores - 2.36%
144,439	Chico's FAS, Inc. *	699,085

The accompanying notes are an integral part of these financial statements.

Page | 7

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS (CONTINUED) - 93.55%

Security Brokers, Dealers & Flotation Companies - 1.04%
14,902	Virtu Financial, Inc. Class A	$ 309,515

Semiconductors & Related Devices - 0.63%
12,730	Photronics, Inc. *	186,113

Services-Computer Integrated Systems Design - 4.64%
23,102	Allscripts Healthcare Solutions, Inc. *	351,843
61,889	Kyndryl Holdings, Inc. *	511,822
67,386	Unisys Corp. *	508,764
		1,372,429
Services-Engineering Services - 0.98%
87,242	Hill International, Inc. *	289,643

Special Industry Machinery - 0.95%
49,242	Manitex International, Inc. *	282,157

State Commercial Banks - 3.61%
33,985	Trustco Bank Corp. NY	1,067,809

Surety Insurance - 3.78%
61,442	MGIC Investment Corp.	787,686
15,810	Old Republic International Corp.	330,903
		1,118,589
Surgical & Medical Instruments & Apparatus - 3.54%
207,130	Accuray, Inc. *	430,830
32,315	Orthofix Medical, Inc. *	617,540
		1,048,370
Telephone & Telephone Apparatus - 4.94%
44,345	ADTRAN, Inc. *	868,275
122,700	Infinera Corp. *	593,868
		1,462,143
Textile Mill Products - 1.28%
39,796	Unifi, Inc. *	378,460

Water Supply - 0.81%
28,792	Pure Cycle Corp. *	240,413

TOTAL FOR COMMON STOCKS (Cost $27,397,655) - 93.55%		27,699,038

The accompanying notes are an integral part of these financial statements.

Page | 8

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Fair Value

REAL ESTATE INVESTMENT TRUSTS - 1.37%
21,900	Brixmor Property Group, Inc.	$ 404,493
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $201,698) - 1.37%		404,493

SHORT-TERM INVESTMENT - 5.21%
1,543,636	Federated Treasury Obligation Fund - Institutional Shares 2.84% **	1,543,636
TOTAL SHORT-TERM INVESTMENT (Cost $1,543,636) - 5.21%		1,543,636

TOTAL INVESTMENTS (Cost $29,142,989) - 100.13%		29,647,167

LIABILITIES LESS OTHER ASSETS, NET - (0.13)%		(37,582)

NET ASSETS - 100.00%		$ 29,609,585

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the yield at September 30, 2022.

The accompanying notes are an integral part of these financial statements.

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THE ADIRONDACK SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2022 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $29,142,989)	$29,647,167
Cash	1,000
Receivables:
Securities Sold	21,105
Dividends and Interest	23,975
Shareholder Subscriptions	394
Prepaid Expenses	18,959
Total Assets	29,712,600
Liabilities:
Securities Sold	62,821
Shareholder Redemptions	116
Due to Advisor	24,348
Due to Trustees	2,049
Accrued Expenses	13,681
Total Liabilities	103,015

Net Assets	$29,609,585

Net Assets Consist of:
Paid In Capital	$36,247,363
Distributable Earnings/(Deficit)	(6,637,778)
Net Assets, for 1,564,731 Shares Outstanding	$29,609,585

Net Asset Value Per Share	$ 18.92

The accompanying notes are an integral part of these financial statements.

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THE ADIRONDACK SMALL CAP FUND

STATEMENT OF OPERATIONS

        For the Six Months Ending September 30, 2022 (UNAUDITED)

Investment Income:
Dividends	$ 217,169
Interest	9,645
Total Investment Income	226,814

Expenses:
Advisory	197,046
Transfer Agent	19,924
Legal	12,612
Custodian	5,490
Audit	8,023
Trustees	9,450
Chief Compliance Officer	10,166
Insurance	5,495
Registration and Filing Fees	14,763
Printing and Mailing	1,386
Miscellaneous Fees	4,112
Total Expenses	288,467
Fees Waived by the Adviser	(18,836)
Net Expenses	269,631

Net Investment Loss	(42,817)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	3,330,568
Net Change in Unrealized Depreciation on Investments	(10,556,449)
Realized and Unrealized Gain (Loss) on Investments	(7,225,881)

Net Decrease in Net Assets Resulting from Operations	$(7,268,698)

The accompanying notes are an integral part of these financial statements.

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THE ADIRONDACK SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2022	3/31/2022
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (42,817)	$ (227,693)
Net Realized Gain on Investments	3,330,568	9,574,149
Unrealized Depreciation on Investments	(10,556,449)	(4,975,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,268,698)	4,371,449

Distributions to Shareholders:
Distributions	-	-
Total Dividends and Distributions Paid to Shareholders	-	-

Capital Share Transactions	(9,823,262)	(14,133,866)

Total Decrease in Net Assets	(17,091,960)	(9,762,417)

Net Assets:
Beginning of Period/Year	46,701,545	56,463,962

End of Period/Year	$ 29,609,585	$ 46,701,545

The accompanying notes are an integral part of these financial statements.

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THE ADIRONDACK SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period/year.

(Unaudited) Six Months Ended 9/30/2022	Years Ended				
		3/31/2022	3/31/2021	3/31/2020	3/31/2019	3/31/2018
Net Asset Value, at Beginning of Period/Year	$ 23.17	$ 21.35	$ 10.99	$ 17.24	$ 21.40	$ 22.61
Income From Investment Operations:						
Net Investment Income (Loss) *	(0.03)	(0.10)	(0.06)	0.01	(0.01)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(4.22)	1.92	10.44	(6.21)	(1.82)	1.07
Total from Investment Operations	(4.25)	1.82	10.38	(6.20)	(1.83)	1.05
Distributions:						
Net Investment Income	-	-	(0.02)	-	-	-
Realized Gains	-	-	-	(0.05)	(2.33)	(2.26)
Total from Distributions	-	-	(0.02)	(0.05)	(2.33)	(2.26)
Net Asset Value, at End of Period/Year	$ 18.92	$ 23.17	$ 21.35	$ 10.99	$ 17.24	$ 21.40
Total Return **	(18.34)% (b)	8.52%	94.50%	(36.07)%	(6.96)%	4.12%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 29,610	$ 46,702	$ 56,464	$ 62,450	$ 152,958	$ 249,204
Before Waivers and Reimbursements						
Ratio of Expenses to Average Net Assets	1.59% (a)	1.43%	1.45%	1.35%	1.24%	1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34)% (a)	(0.45)%	(0.38)%	0.09%	(0.03)%	(0.07)%
After Waivers and Reimbursements						
Ratio of Expenses to Average Net Assets	1.48% (a)	1.43%	1.45%	1.35%	1.24%	1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.24)% (a)	(0.45)%	(0.38)%	0.09%	(0.03)%	(0.07)%
Portfolio Turnover	14.54% (b)	21.81%	32.52%	32.96%	30.77%	37.67%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

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THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Note 1. Organization

The Adirondack Small Cap Fund (the “Fund”) is the only series of Adirondack Funds (the “Trust”), an open-end, diversified, investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund commenced investment operations April 6, 2005. The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of equity securities of small capitalization companies that the Fund’s investment advisor, Adirondack Research & Management, Inc. (the “Advisor”), believes are undervalued.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946, including Financial Accounting Standards Board Accounting Standards Update 2013-08 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value according to the procedures described in Note 3.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed

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THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in the Fund’s 2022 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2022, the Fund did not incur any interest or penalties.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on the ex-dividend date.

Security Transactions and Investment Income:  The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Reclassifications: The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to different treatments for items such as net short-term gains, deferral of wash sales losses, flow through income from real estate investment trusts and net investment losses. Permanent differences such as tax return of capital, capital gains retained and net investment losses, if any, would be reclassified against capital.

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THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

Note 3. Security Valuations

Processes and Structure

The Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and the Board of Trustees has the responsibility for determining fair value prices.

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Board of Trustees (“Fair Value” Pricing). The Board of Trustees must use reasonable diligence in determining whether market quotations are readily available. If, for example, the Board of Trustees determines that one source of market value is unreliable, the Board of Trustees must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Page | 16

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short term investments. Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share. These securities will be categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2022:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 27,699,038	$ -	$ -	$ 27,699,038
Real Estate Investment Trusts	404,493	-	-	404,493
Short-Term Investment	1,543,636	-	-	1,543,636
	$ 29,647,167	$ -	$ -	$ 29,647,167

The Fund did not hold any Level 3 assets during the six months ended September 30, 2022. The Fund did not hold any derivative instruments at any time during the six months ended September 30, 2022. There were no significant transfers into and out of Level 1 or

Page | 17

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

Note 4. Investment Management Agreement and Related Party

The Fund has a management agreement (the “Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder and Matthew Reiner, each an officer of the Fund, are shareholders of the Advisor. Under the Agreement, the Advisor earns a monthly fee from the Fund. The monthly fee is based on an annual rate of 1.08% of the Fund’s average daily net assets. The Advisor agreed to waive fees or reimburse the Fund should the total operating expenses of the Fund exceed 1.48% until August 1, 2023. The Advisor’s obligation to waive fees or reimburse expenses excludes brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes, extraordinary expenses, and costs of acquired funds. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three years after the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding the lessor of its current expense limitation or the expense limitation in effect at the time of the reduction, and the repayment is approved by the Board of Trustees.  For the six months ended September 30, 2022, the Advisor earned advisory fees of $197,046. As of September 30, 2022, the Fund owed the Advisor $24,348. For the six months ended September 30, 2022, the Advisor waived fees of $18,836.

Related Party

An employee of the Advisor is also, independently, the Chief Compliance Officer of the Fund. The Board of Trustees approves the annual compliance officer fees paid directly by the Fund to this individual. This individual was the Chief Compliance Officer of the Fund before becoming an employee of the Advisor.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series. The total paid-in capital was $36,247,363 as of September 30, 2022. Transactions in capital for the six months ended September 30, 2022 and year ended March 31, 2022 were as follows:

	September 30, 2022		March 31, 2022
	Shares	Amount	Shares	Amount
Shares sold	56,780	$ 1,200,582	126,871	$ 2,868,459
Shares reinvested	-	-	-	-
Shares redeemed	(507,510)	(11,023,844)	(756,421)	(17,002,325)
Net decrease	(450,730)	$ (9,823,262)	(629,550)	$ (14,133,866)

Page | 18

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

Note 6. Investment Transactions

For the six months ended September 30, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,110,020 and $15,792,237, respectively.

Note 7. Tax Matters

As of March 31, 2022, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments *	$ 36,895,415

Gross tax appreciation of investments	$ 13,462,954
Gross tax depreciation of investments	(3,642,196)
Net tax appreciation of investments	$ 9,820,758

* The difference between the book cost and tax cost of investments represents the tax deferral of losses on wash sales.

The Fund's distributable earnings on a tax basis is determined only at the end of each fiscal year. As of March 31, 2022, the Fund's most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Long-term Capital Loss Carryforward – Non-expiring	$ (9,118,043)
Post December Loss - deferred	(71,795)
Net Unrealized Appreciation of Investments	9,820,758
Total Distributable Earnings	$ 630,920

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year. As of March 31, 2022, the Fund elected to defer $71,795 of post December losses. The Fund utilized $9,544,754 of capital loss carryforwards during the fiscal year March 31, 2022.

As of March 31, 2022, the Fund has a capital loss carryforward available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Long-term non-expiring	$ 9,118,043

The Fund has recorded a reclassification in the capital accounts. As of March 31, 2022, the Fund recorded permanent book/tax differences of $192,481 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund.

Page | 19

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

Ordinary income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

No distributions were paid during the six months ended September 30, 2022 and year ended March 31, 2022.

Note 8.  Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund under section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2022, National Financial Services Corp., for the benefit of its customers, owned approximately 31% of the Fund.

Note 10. Risk Factors

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

Page | 20

THE ADIRONDACK SMALL CAP FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2022 (UNAUDITED)

 Expense Example

As a shareholder of The Adirondack Small Cap Fund, you incur ongoing costs which typically consist of: management fees, custody fees, transfer agent fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2022 through September 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2022	September 30, 2022	April 1, 2022 to September 30, 2022

Actual	$1,000.00	$816.57	$6.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.65	$7.49

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Page | 21

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2022 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for each month of the fiscal year on Form N-PORT.  The Fund’s complete schedule of investments for the last month of each quarter are available publicly. The Form N-PORT filings must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Fund at (888) 686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 686-2729 and (2) from Fund documents filed with the SEC on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at the Fund’s transfer agent’s website, www.mutualss.com.

Liquidity Risk Management Program - The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended September 30, 2022, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Renewal of Management Agreement - At a meeting of the Board of Adirondack Funds (held May 25, 2022), the Board of Trustees considered renewal of the advisory contract (“Management Agreement”) with Adirondack Research & Management, Inc. (“ARMI” or “Advisor”). The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Management Agreement.

Page | 22

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

The Board considered several items when determining whether to renew the Management Agreement, including:

1.

 Quality/Nature of Services of ARMI to the Fund.

The Trustees agreed that they were satisfied with the quality and nature of services the Fund receives from the Advisor; those services were consistent with what the Trustees expected.  Among other factors, the Trustees noted that:

•

The Advisor continued to provide administrative services to the Fund at no cost to the Fund, when normally these services are provided by an administrator and charged to the shareholder.

2.

Performance

The Trustees reviewed the Fund’s performance and were pleased with its strong 1-year, 3-year, 10-year, and Since Inception performance.

3.

 Management Fee

Taking into consideration the Advisor’s quality of service, the Board deemed the Management Fee reasonable.  The Management Fee remains at 1.08% (above the average and median (0.85%) no load, non-institutional, actively managed open-end small cap value funds with less than $300MM in assets).  The Management Fee at 1.08% is less than the high advisory fee for no load, non-institutional, actively managed open-end small cap value funds with less than $300MM in assets at 1.50%.  The annualized Expense Ratio is 1.43% (down 2 bps from last year) (slightly above the average and median (1.26%) expense ratio for no load, non-institutional, actively managed open-end small cap value funds with less than $300MM in assets).  The annualized Expense Ratio at 1.43% is less than the high Expense Ratio for no load, non-institutional, actively managed open-end small cap value funds with less than $300MM in assets at 2.05%.  Historically, every year, the Advisor has agreed to waive management fees and/or reimburse the Fund for expenses it incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs (such as interest and dividends on securities sold short), taxes, extraordinary expenses, and costs of acquired funds) at 1.48% of its average daily net assets.  The Trustees considered that, while the Management Fee remained above the peer average and median, the high level of research and active management provided by the Advisor was likely to continue to benefit the Fund’s shareholders.

Page | 23

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

4.

 Profitability

The Trustees reviewed the profitability of the Advisor.  Specifically, the Trustees considered the gross and net advisory fees earned by the Advisor as well as the direct expenses of the Advisor for servicing the Fund.  The Trustees were reminded that they should consider the Advisor’s net profit before taking into account any marketing and distribution expenses.  The Trustees reviewed the revenue, recoupment, and finances of the Advisor and assessed the Advisor’s financial condition from its income statement and balance sheet.  The Trustees concluded the Advisor’s profitability to be reasonable both in terms of dollars earned and as a percentage of revenue considering the services provided by the Advisor.

5.

 Economies of Scale

       Per the Fund’s Annual Report, the Total Annual Fund Operating Expense Ratio for the Fiscal Year ended March 31, 2022 was down 0.02% since the previous Fiscal Year ended March 31, 2021.  The hope is to keep expenses relatively stable/declining slightly by watching expenses even more closely and taking cost savings when available.  The Trustees also agreed that, in light of all of the information considered, the absence of breakpoints was acceptable.

Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, upon motion duly made and seconded, the renewal of the Management Agreement was approved by the unanimous vote of the Trustees, including those Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

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 Board of Trustees

Wade Coton

Kevin Gallagher

Norman Joseph Plourde

Investment Advisor

Adirondack Research and Management, Inc.

2390 Western Avenue

Guilderland, NY 12084

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43215

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA  19001

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

This report is provided for the general information of the shareholders of The Adirondack Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date November 30, 2022

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date November 30, 2022

* Print the name and title of each signing officer under his or her signature.